Goodwill	12 Months Ended
Jan. 31, 2012
Goodwill, Impaired [Abstract]
Goodwill
GOODWILL
The changes in the carrying amount of goodwill in the Company's Verint segment for the fiscal years ended January 31, 2012, 2011 and 2010 are as follows:

Verint
(In thousands)
For the Year Ended January 31, 2010
Goodwill, gross, at January 31, 2009	$774,931
Accumulated impairment losses at January 31, 2009	—
Goodwill, net, at January 31, 2009	774,931
Goodwill adjustments: (1)
ViewLinks	89
Effect of changes in foreign currencies and other	15,131
Goodwill, net, at January 31, 2010	$790,151
For the Year Ended January 31, 2011
Goodwill, gross, at January 31, 2010	$790,151
Accumulated impairment losses at January 31, 2010	—
Goodwill, net, at January 31, 2010	790,151
Acquisition of Iontas Limited (1)	12,776
Effect of changes in foreign currencies and other	1,044
Goodwill, net, at January 31, 2011	$803,971
For the Year Ended January 31, 2012
Goodwill, gross, at January 31, 2011	$803,971
Accumulated impairment losses at January 31, 2011	—
Goodwill, net, at January 31, 2011	803,971
Goodwill acquired:(1)
Vovici	41,502
GMT	23,141
Other	30,865
Effect of changes in foreign currencies and other	(5,324)
Goodwill, net, at January 31, 2012	$894,155
Balance at January 31, 2012
Goodwill, gross, at January 31, 2012	$894,155
Accumulated impairment losses at January 31, 2012	—
Goodwill, net, at January 31, 2012	$894,155

(1)
During the fiscal years ended January 31, 2012, 2011 and 2010, goodwill related to certain acquisitions was adjusted due to earn-out payments or recoveries, tax adjustments and a lease abandonment settlement.

The Company tests goodwill for impairment annually as of November 1 or more frequently if events or circumstances indicate the potential for an impairment exists. The Company performed its goodwill impairment tests for each of its reporting units as of November 1, 2011, 2010 and 2009.